FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
FLOW-THROUGH SHARE PREMIUM LIABILITY
Schedule of liability related to flow-through share issuances

Balance, December 31, 2019	$3,991
Creation of flow-through share premium liability on issuance of flow-through shares	8,480
Settlement of flow-through share premium liability pursuant to qualified expenditures	(11,136)
Balance, December 31, 2020	$1,335
Creation of flow-through share premium liability on issuance of flow-through shares	23,968
Settlement of flow-through share premium liability pursuant to qualified expenditures	(12,890)
Balance, December 31, 2021	$12,413